Financial Instruments - Fair Value Measurements (Details) - Schedule of Warrant Liability and Derivative Financial Instrument - Warrant [Member]		Dec. 28, 2023	Mar. 31, 2023
Remaining term (years) [Member]
Schedule of Warrant Liability and Derivative Financial Instrument [Line Items]
Derivative financial instrument warrant liability		5	5.2
Volatility [Member]
Schedule of Warrant Liability and Derivative Financial Instrument [Line Items]
Derivative financial instrument warrant liability	[1]	55	53
Risk-free rate [Member]
Schedule of Warrant Liability and Derivative Financial Instrument [Line Items]
Derivative financial instrument warrant liability	[2]	3.8	3.6
Estimated exercise price [Member]
Schedule of Warrant Liability and Derivative Financial Instrument [Line Items]
Derivative financial instrument warrant liability		3
Estimated exercise price [Member] | Minimum [Member]
Schedule of Warrant Liability and Derivative Financial Instrument [Line Items]
Derivative financial instrument warrant liability			0.23
Estimated exercise price [Member] | Maximum [Member]
Schedule of Warrant Liability and Derivative Financial Instrument [Line Items]
Derivative financial instrument warrant liability			5
Fair value per share [Member]
Schedule of Warrant Liability and Derivative Financial Instrument [Line Items]
Derivative financial instrument warrant liability		3.7	10.7

[1]	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
[2]	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.